Description of Business and Basis of Presentation (Details) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Description of Business and Basis of Presentation [Abstract]
Cash and cash equivalents	$ 945,802	$ 4,779,309		$ 6,728,895	$ 945,802
Net income loss	(630,235)	(7,136,460)	$ (2,129,151)	(8,029,236)	(630,235)
Net cash used in operating activities		(3,640,973)	(747,305)
Accumulated deficit	$ (630,235)	(15,795,931)		(8,659,471)	(630,235)
Net income loss				(8,029,236)	(630,235)
Net cash used in operating activities		$ (3,632,502)	$ (747,305)	$ (2,789,642)	$ (64,241)